Property, Equipment and Software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of property, equipment and software
Gross book value	¥ 12,612,721	¥ 10,711,083
Less: accumulated depreciation	(6,270,391)	(5,277,225)
Net book value	6,342,330	5,433,858		$ 919,551
Depreciation expense	1,127,200	928,500	¥ 1,113,000
Building and decoration
Summary of property, equipment and software
Gross book value	3,875,063	3,676,626
Leasehold improvements
Summary of property, equipment and software
Gross book value	304,365	287,510
Furniture, fixtures, office and other equipment
Summary of property, equipment and software
Gross book value	379,938	339,791
Vehicles
Summary of property, equipment and software
Gross book value	102,823	98,651
Servers and computers
Summary of property, equipment and software
Gross book value	6,018,709	5,417,716
Software
Summary of property, equipment and software
Gross book value	344,410	237,550
Construction in progress
Summary of property, equipment and software
Gross book value	¥ 1,587,413	¥ 653,239